                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)


                                                               NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
-----------------------------------------------------       ------------      --------------
COMMON STOCKS   96.0%
AEROSPACE & DEFENSE   3.9%
Lockheed Martin Corp.                                            800,000      $   72,360,000
Precision Castparts Corp.                                        700,000          52,822,000
Raytheon Co.                                                     800,000          40,832,000
                                                                              --------------
                                                                                 166,014,000
                                                                              --------------

AIRLINES   0.9%
AMR Corp. (a)                                                  1,250,000          39,950,000
                                                                              --------------

APPAREL, ACCESSORIES & LUXURY GOODS   2.5%
Coach, Inc. (a)                                                1,000,000          43,210,000
Polo Ralph Lauren Corp.                                          500,000          39,100,000
VF Corp.                                                         300,000          23,517,000
                                                                              --------------
                                                                                 105,827,000
                                                                              --------------

APPAREL RETAIL   2.1%
American Eagle Outfitters, Inc.                                  750,000          33,885,000
Limited Brands, Inc.                                           1,150,000          36,443,500
TJX Cos., Inc.                                                   750,000          20,565,000
                                                                              --------------
                                                                                  90,893,500
                                                                              --------------

APPLICATION SOFTWARE   1.2%
Adobe Systems, Inc. (a)                                        1,250,000          50,162,500
                                                                              --------------

BIOTECHNOLOGY   5.7%
Amgen, Inc. (a)                                                  750,000          53,250,000
Applera Corp. - Applied Biosystems Group                         800,000          29,152,000
Celgene Corp. (a)                                              1,000,000          55,730,000
Gilead Sciences, Inc. (a)                                      1,100,000          72,512,000
Vertex Pharmaceuticals, Inc. (a)                                 750,000          33,225,000
                                                                              --------------
                                                                                 243,869,000
                                                                              --------------

BROADCASTING & CABLE TV   2.1%
Comcast Corp., Class A (a)                                     2,250,000          91,035,000
                                                                              --------------

CASINOS & GAMING   1.3%
Las Vegas Sands Corp. (a)                                        600,000          54,936,000
                                                                              --------------

                                                               NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
-----------------------------------------------------       ------------      --------------
COMMUNICATIONS EQUIPMENT   4.6%
Cisco Systems, Inc. (a)                                        4,500,000      $  120,960,000
Motorola, Inc.                                                 1,500,000          33,255,000
Research In Motion Ltd. (a) (Canada)                             300,000          41,649,000
                                                                              --------------
                                                                                 195,864,000
                                                                              --------------

COMPUTER HARDWARE   5.5%
Apple Computer, Inc. (a)                                       1,000,000          91,680,000
Hewlett-Packard Co.                                            2,500,000          98,650,000
IBM Corp.                                                        500,000          45,960,000
                                                                              --------------
                                                                                 236,290,000
                                                                              --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   1.1%
Manitowoc Co., Inc.                                              500,000          30,120,000
Trinity Industries, Inc.                                         400,000          15,120,000
                                                                              --------------
                                                                                  45,240,000
                                                                              --------------

DATA PROCESSING & OUTSOURCED SERVICES   0.8%
Alliance Data Systems Corp. (a)                                  500,000          32,355,000
                                                                              --------------

DEPARTMENT STORES   3.7%
J.C. Penney Co., Inc.                                          1,000,000          77,340,000
Kohl's Corp. (a)                                               1,200,000          83,520,000
                                                                              --------------
                                                                                 160,860,000
                                                                              --------------

ELECTRICAL COMPONENTS & EQUIPMENT   1.2%
Emerson Electric Co.                                             600,000          52,020,000
                                                                              --------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.5%
Amphenol Corp., Class A                                          300,000          20,439,000
                                                                              --------------

FERTILIZERS & AGRICULTURAL CHEMICALS   1.1%
Monsanto Co.                                                   1,000,000          48,070,000
                                                                              --------------

FOOD RETAIL   0.9%
Safeway, Inc.                                                  1,250,000          38,512,500
                                                                              --------------

FOOTWEAR   0.7%
Nike, Inc., Class B                                              300,000          29,434,308
                                                                              --------------


                                                               NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
-----------------------------------------------------       ------------      --------------
GENERAL MERCHANDISE STORES   1.0%
Target Corp.                                                     750,000      $   43,567,500
                                                                              --------------

HEALTH CARE EQUIPMENT   1.9%
Baxter International, Inc.                                     1,250,000          55,925,000
Hologic, Inc. (a)                                                500,000          25,015,000
                                                                              --------------
                                                                                  80,940,000
                                                                              --------------

HEALTH CARE SERVICES   1.0%
Laboratory Corp. of America Holdings (a)                         600,000          42,480,000
                                                                              --------------

HOTELS, RESORTS & CRUISE LINES   3.0%
Hilton Hotels Corp.                                            1,250,000          41,037,500
Marriott International, Inc., Class A                          1,000,000          45,150,000
Starwood Hotels & Resorts Worldwide, Inc.                        650,000          41,710,500
                                                                              --------------
                                                                                 127,898,000
                                                                              --------------

HOUSEHOLD PRODUCTS   1.9%
Colgate-Palmolive Co.                                            600,000          39,030,000
Procter & Gamble Co.                                             700,000          43,953,000
                                                                              --------------
                                                                                  82,983,000
                                                                              --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.5%
AES Corp. (a)                                                  1,000,000          23,370,000
                                                                              --------------

INDUSTRIAL GASES   1.1%
Praxair, Inc.                                                    750,000          46,800,000
                                                                              --------------

INDUSTRIAL MACHINERY   1.0%
Danaher Corp.                                                    600,000          43,872,000
                                                                              --------------

INTEGRATED OIL & GAS   2.4%
Exxon Mobil Corp.                                                900,000          69,129,000
Marathon Oil Corp.                                               350,000          33,033,000
                                                                              --------------
                                                                                 102,162,000
                                                                              --------------
INTERNET SOFTWARE & SERVICES   4.1%
Akamai Technologies, Inc. (a)                                  1,800,000          87,966,000
Google, Inc., Class A (a)                                        182,350          88,425,162
                                                                              --------------
                                                                                 176,391,162
                                                                              --------------

                                                               NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
-----------------------------------------------------       ------------      --------------
INVESTMENT BANKING & BROKERAGE   4.2%
Bear Stearns Co., Inc.                                           400,000      $   60,992,000
Charles Schwab Corp.                                           2,750,000          50,435,000
Goldman Sachs Group, Inc.                                        350,000          68,180,000
                                                                              --------------
                                                                                 179,607,000
                                                                              --------------

IT CONSULTING & OTHER SERVICES   1.9%
Cognizant Technology Solutions Corp., Class A (a)              1,000,000          81,560,000
                                                                              --------------

LIFE & HEALTH INSURANCE   1.1%
Prudential Financial, Inc.                                       600,000          48,888,000
                                                                              --------------

MOTORCYCLE MANUFACTURERS   1.0%
Harley-Davidson, Inc.                                            600,000          44,262,000
                                                                              --------------

MOVIES & ENTERTAINMENT   1.5%
Walt Disney Co.                                                2,000,000          66,100,000
                                                                              --------------

OIL & GAS EQUIPMENT & SERVICES   2.8%
Cameron International Corp. (a)                                  650,000          35,308,000
Schlumberger, Ltd.                                             1,250,000          85,600,000
                                                                              --------------
                                                                                 120,908,000
                                                                              --------------

OIL & GAS EXPLORATION & PRODUCTION   1.4%
Devon Energy Corp.                                               800,000          58,696,000
                                                                              --------------

OTHER DIVERSIFIED FINANCIAL SERVICES   0.9%
J.P. Morgan Chase & Co.                                          850,000          39,338,000
                                                                              --------------

PHARMACEUTICALS   6.5%
Allergan, Inc.                                                   400,000          46,632,000
Novartis AG - ADR (Switzerland)                                1,000,000          58,410,000
Roche Holdings AG - ADR (Switzerland)                          1,000,000          90,355,200
Schering-Plough Corp.                                          1,500,000          33,015,000
Shire PLC - ADR (United Kingdom)                                 850,000          51,510,000
                                                                              --------------
                                                                                 279,922,200
                                                                              --------------

PROPERTY & CASUALTY INSURANCE   0.2%
W.R. Berkley Corp.                                               300,000          10,533,000
                                                                              --------------

                                                               NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
-----------------------------------------------------       ------------      --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   1.2%
CB Richard Ellis Group, Inc., Class A (a)                      1,500,000      $   49,395,000
                                                                              --------------

RESTAURANTS   2.3%
McDonald's Corp.                                               1,500,000          62,955,000
Starbucks Corp. (a)                                            1,000,000          35,290,000
                                                                              --------------
                                                                                  98,245,000
                                                                              --------------

SEMICONDUCTOR EQUIPMENT   1.9%
Applied Materials, Inc.                                        1,000,000          17,980,000
Lam Research Corp. (a)                                           850,000          44,710,000
MEMC Electronic Materials, Inc. (a)                              500,000          19,900,000
                                                                              --------------
                                                                                  82,590,000
                                                                              --------------

SEMICONDUCTORS   1.0%
Intel Corp.                                                    2,000,000          42,700,000
                                                                              --------------

SOFT DRINKS   1.0%
PepsiCo, Inc.                                                    700,000          43,379,000
                                                                              --------------

SPECIALIZED FINANCE   2.0%
Chicago Mercantile Exchange Holdings, Inc.                       100,000          53,560,000
Nasdaq Stock Market, Inc. (a)                                    800,000          32,120,000
                                                                              --------------
                                                                                  85,680,000
                                                                              --------------

SPECIALIZED REIT'S   0.2%
Host Hotels & Resorts, Inc.                                      397,930          10,035,795
                                                                              --------------

STEEL   1.1%
Allegheny Technologies, Inc.                                     550,000          49,307,500
                                                                              --------------

SYSTEMS SOFTWARE   2.5%
Oracle Corp. (a)                                               4,000,000          76,120,000
Symantec Corp. (a)                                             1,500,000          31,800,000
                                                                              --------------
                                                                                 107,920,000
                                                                              --------------

WIRELESS TELECOMMUNICATION SERVICES   3.6%
America Movil S.A. de C.V., Ser L - ADR
  (Mexico)                                                     2,250,000         100,057,500


                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
-----------------------------------------------------------------------     ------------     --------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
American Tower Corp., Class A (a)                                              1,500,000     $   56,805,000
                                                                                             --------------

                                                                                                156,862,500
                                                                                             --------------

TOTAL LONG-TERM INVESTMENTS   96.0%
  (Cost $3,345,599,948)                                                                       4,128,164,465
                                                                                             --------------

REPURCHASE AGREEMENTS   4.1%
Citigroup, Inc. ($35,165,336 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%,
  dated 11/30/06, to be sold on 12/01/06 at $35,170,484)                                         35,165,336
State Street Bank & Trust Corp. ($139,924,664 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate
  of 5.11%, dated 11/30/06, to be sold on 12/01/06 at $139,944,526)                             139,924,664
                                                                                             --------------

TOTAL REPURCHASE AGREEMENTS   4.1%
  (Cost $175,090,000)                                                                           175,090,000
                                                                                             --------------

TOTAL INVESTMENTS  100.1%
  (Cost $3,520,689,948)                                                                       4,303,254,465

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)                                                    (3,012,041)
                                                                                             --------------

NET ASSETS 100.0%                                                                            $4,300,242,424
                                                                                             ==============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Growth Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007